Discontinued operations (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Statement [line items]
Property, plant and equipment	$ 12,290			$ 15,696
Right-of-use assets	1,762		$ 1,554
Goodwill	26,533			35,294
Intangible assets other than goodwill	27,221			38,719
Deferred tax assets	7,827			8,699
Inventories	6,094			6,956
Cash and cash equivalents	9,991	$ 6,807		13,271	$ 12,446	$ 5,813	$ 8,860
Deferred tax liabilities	(5,720)			$ (7,475)
Current and non-current lease liabilities	(2,046)		(1,736)
Net assets derecognized	20,025
Discontinued operations
Statement [line items]
Property, plant and equipment	2,858
Right-of-use assets	269		276
Goodwill	8,906
Intangible assets other than goodwill	11,121
Deferred tax assets	732
Financial and other non-current assets	526
Inventories	1,469
Trade receivables and other current assets	1,787
Cash and cash equivalents	628
Deferred tax liabilities	(1,713)
Current and non-current lease liabilities	(269)		$ (286)
Current and non-current financial debt	(3,538)
Trade payables, provisions and other liabilities	$ (2,751)